Pension and Other Post-retirement Benefits	12 Months Ended
Oct. 29, 2017
Pension and Other Post-retirement Benefits
Pension and Other Post-retirement Benefits

Note G

Pension and Other Post-retirement Benefits

The Company has several defined benefit plans and defined contribution plans covering most employees. Benefits for defined benefit pension plans covering hourly employees are provided based on stated amounts for each year of service, while plan benefits covering salaried employees are based on final average compensation. In fiscal 2011, an amendment was enacted for a defined benefit plan which included a change in the pension formula effective January 1, 2017. The amended formula remains a defined benefit formula, but bases the accrued benefit credit on age and service and defines the benefit as a lump sum. Effective October 31, 2016, the 401(k) match for these participants was increased. Total costs associated with the Company’s defined contribution benefit plans in fiscal years 2017, 2016, and 2015 were $45.2 million, $33.5 million, and $31.7 million, respectively.

Net periodic cost of defined benefit plans included the following:

	Pension Benefits			Post-retirement Benefits
(in thousands)	2017	2016	2015	2017	2016	2015
Service cost	$ 30,256	$ 26,951	$ 28,795	$ 1,106	$ 1,297	$ 1,795
Interest cost	54,263	55,728	52,522	11,630	13,346	13,479
Expected return on plan assets	(90,936)	(88,681)	(88,792)	–	–	–
Amortization of prior service cost	(3,000)	(4,120)	(4,878)	(4,274)	(4,282)	(1,337)
Recognized actuarial loss (gain)	26,166	20,318	18,476	2,424	1,617	(2)
Curtailment (gain) charge	–	(4,438)	–	–	–	–

Net periodic cost	$ 16,749	$ 5,758	$ 6,123	$ 10,886	$ 11,978	$ 13,935

Actuarial gains and losses and any adjustments resulting from plan amendments are deferred and amortized to expense over periods ranging from 9-23 years for pension benefits and 5-19 years for post-retirement benefits. The following amounts have not been recognized in net periodic pension cost and are included in accumulated other comprehensive loss:

	Pension Benefits		Post-retirement Benefits
(in thousands)	2017	2016	2017	2016
Unrecognized prior service credit	$ 10,565	$ 17,049	$ 4,585	$ 13,845
Unrecognized actuarial losses	(380,114)	(464,091)	(30,857)	(44,258)

The following amounts are expected to be recognized in net periodic benefit expense in fiscal 2018:

(in thousands)	Pension Benefits	Post- retirement Benefits

Amortized prior service credit	$ (2,468)	$ (2,842)
Recognized actuarial losses	18,165	179

The following is a reconciliation of the beginning and ending balances of the benefit obligation, the fair value of plan assets, and the funded status of the plans as of the October 29, 2017, and the October 30, 2016, measurement dates:

	Pension Benefits		Post-retirement Benefits
(in thousands)	2017	2016	2017	2016
Change in benefit obligation
Benefit obligation at beginning of year	$ 1,394,870	$ 1,248,209	$ 317,472	$ 334,544
Service cost	30,256	26,951	1,106	1,297
Interest cost	54,263	55,728	11,630	13,346
Actuarial loss (gain)	35,379	112,208	(10,977)	5,285
Plan amendments	3,483	6,884	4,986	(15,283)
Curtailment (gain) loss	–	(674)	–	–
Participant contributions	–	–	2,661	2,959
Medicare Part D subsidy	–	–	1,355	2,090
Benefits paid	(58,153)	(54,436)	(23,550)	(26,766)

Benefit obligation at end of year	$ 1,460,098	$ 1,394,870	$ 304,683	$ 317,472

	Pension Benefits		Post-retirement Benefits
(in thousands)	2017	2016	2017	2016
Change in plan assets
Fair value of plan assets at beginning of year	$ 1,232,626	$ 1,179,777	$ –	$ –
Actual return on plan assets	184,126	76,756	–	–
Participant contributions	–	–	2,661	2,959
Employer contributions	21,354	30,529	20,889	23,807
Benefits paid	(58,153)	(54,436)	(23,550)	(26,766)
Fair value of plan assets at end of year	$ 1,379,953	$ 1,232,626	$ –	$ –

Funded status at end of year	$ (80,145)	$ (162,244)	$ (304,683)	$ (317,472)

Amounts recognized in the Consolidated Statements of Financial Position as of October 29, 2017, and October 30, 2016, are as follows:

	Pension Benefits		Post-retirement Benefits
(in thousands)	2017	2016	2017	2016
Pension assets	$ 171,990	$ 68,901	$ –	$ –
Employee-related expenses	(5,957)	(5,425)	(20,612)	(20,836)
Pension and post-retirement benefits	(246,178)	(225,720)	(284,071)	(296,636)

Net amount recognized	$ (80,145)	$ (162,244)	$ (304,683)	$ (317,472)

The accumulated benefit obligation for all pension plans was $1.4 billion as of October 29, 2017, and $1.4 billion as of October 30, 2016. The following table provides information for pension plans with accumulated benefit obligations in excess of plan assets:

(in thousands)	2017	2016
Projected benefit obligation	$ 252,136	$ 231,145
Accumulated benefit obligation	247,687	225,364
Fair value of plan assets	–	–

Weighted-average assumptions used to determine benefit obligations are as follows:

	2017	2016
Discount rate	3.91%	3.94%
Rate of future compensation increase (for plans that base benefits on final compensation level)	3.95%	3.96%

Weighted-average assumptions used to determine net periodic benefit costs are as follows:

	2017	2016	2015
Discount rate	3.94%	4.50%	4.31%
Rate of future compensation increase (for plans that base benefits on final compensation level)	3.96%	3.92%	3.94%
Expected long-term return on plan assets	7.50%	7.60%	7.70%

The expected long-term rate of return on plan assets is based on fair value and is developed in consultation with outside advisors. A range is determined based on the composition of the asset portfolio, historical long-term rates of return, and estimates of future performance.

For measurement purposes, an 8.0% annual rate of increase in the per capita cost of covered health care benefits for pre-Medicare and post-Medicare retirees’ coverage is assumed for 2018. The pre-Medicare and post-Medicare rate is assumed to decrease to 5.0% for 2023, and remain steady thereafter.

The assumed discount rate, expected long-term rate of return on plan assets, rate of future compensation increase, and health care cost trend rate have a significant impact on the amounts reported for the benefit plans. A one-percentage-point change in these rates would have the following effects:

	1-Percentage-Point
	Expense		Benefit Obligation
(in thousands)	Increase	Decrease	Increase	Decrease
Pension benefits
Discount rate	$ (13,582)	$ 17,240	$ (188,947)	$ 238,709
Expected long-term rate of return on plan assets	(13,574)	13,574	–	–
Rate of future compensation increase	3,521	(3,102)	3,131	(2,774)
Post-retirement benefits
Discount rate	$ 1,183	$ 4,414	$ (28,891)	$ 34,829
Health care cost trend rate	1,386	(1,187)	31,157	(26,649)

The Company’s funding policy is to make annual contributions of not less than the minimum required by applicable regulations. Based on the October 29, 2017, measurement date, the Company anticipates making contributions of $15.5 million to fund the pension plans during fiscal 2018. The Company also expects to make contributions of $27.1 million during fiscal 2018 that represent benefit payments for unfunded plans.

Benefits expected to be paid over the next ten fiscal years are as follows:

(in thousands)	Pension Benefits	Post- retirement Benefits
2018	$ 60,374	$ 21,003
2019	62,903	21,038
2020	65,920	20,813
2021	68,794	20,779
2022	71,836	20,664
2023-2027	414,167	97,888

Post-retirement benefits are net of expected federal subsidy receipts related to prescription drug benefits granted under the Medicare Prescription Drug, Improvement and Modernization Act of 2003, which are estimated to be $0.6 million per year through 2027.

The actual and target weighted-average asset allocations for the Company’s pension plan assets as of the plan measurement date are as follows:

	2017		2016
Asset Category	Actual %	Target Range %	Actual %	Target Range %
Large capitalization equity	22.1	12-22	21.7	12-22
Small capitalization equity	5.4	3-13	5.2	3-13
International equity	15.1	10-20	13.7	10-20
Global equity	12.0	5-20	10.5	5-20
Private equity	5.4	0-15	5.5	0-15
Total equity securities	60.0	50-75	56.6	50-75
Fixed income	33.5	25-45	36.4	25-45
Real estate	5.0	0-10	5.0	0-10
Cash and cash equivalents	1.5	–	2.0	–

Target allocations are established in consultation with outside advisors through the use of asset-liability modeling to attempt to match the duration of the plan assets with the duration of the Company’s projected benefit liability. The asset allocation strategy attempts to minimize the long-term cost of pension benefits, reduce the volatility of pension expense, and achieve a healthy funded status for the plans.

The following tables show the categories of defined benefit pension plan assets and the level under which fair values were determined in the fair value hierarchy. Assets measured at fair value using the net asset value (NAV) per share practical expedient are not required to be classified in the fair value hierarchy. These amounts are provided to permit reconciliation to the total fair value of plan assets.

	Fair Value Measurements as of October 29, 2017
(in thousands)	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Plan assets in fair value hierarchy

Cash equivalents(1)	$ 21,653	$ 21,653	$ –	$ –

Large capitalization equity(2)

Domestic	189,536	189,536	–	–

Foreign	47,069	47,069	–	–

Small capitalization equity(3)

Domestic	64,448	64,448	–	–

Foreign	9,486	9,486	–	–

Private equity(4)

Domestic	53,652	–	–	53,652

International	20,552	–	–	20,552

Fixed income(5)

US government issues	159,690	154,977	4,713	–

Municipal issues	21,002	–	21,002	–

Corporate issues – domestic	228,753	–	228,753	–

Corporate issues – foreign	52,610	–	52,610	–

Plan assets in fair value hierarchy	$ 868,451	$ 487,169	$ 307,078	$ 74,204

Plan assets at net asset value

Large capitalization equity – domestic(6)	$ 68,579

International equity – mutual fund(7)	123,608

International equity – collective trust(8)	85,317

Global equity – mutual fund(9)	165,138

Real estate – domestic(10)	68,860

Plan assets at net asset value	$ 511,502

Total plan assets at fair value	$ 1,379,953

	Fair Value Measurements as of October 29, 2017
(in thousands)	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Plan assets in fair value hierarchy

Cash equivalents(1)	$ 24,412	$ 24,412	$ –	$ –

Large capitalization equity(2)

Domestic	156,495	156,495	–	–

Foreign	32,795	32,795	–	–

Small capitalization equity(3)

Domestic	52,599	52,599	–	–

Foreign	11,173	11,173	–	–

Private equity(4)

Domestic	54,613	–	–	54,613

International	13,489	–	–	13,489

Fixed income(5)

US government issues	153,333	126,673	26,660	–

Municipal issues	21,451	–	21,451	–

Corporate issues – domestic	224,963	–	224,963	–

Corporate issues – foreign	48,328	–	48,328	–

Plan assets in fair value hierarchy	$ 793,651	$ 404,147	$ 321,402	$ 68,102

Plan assets at net asset value

Large capitalization equity – domestic(6)	$ 78,138

International equity – mutual fund(7)	99,635

International equity – collective trust(8)	69,184

Global equity – mutual fund(9)	129,014

Real estate – domestic(10)	63,004

Plan assets at net asset value	$ 438,975

Total plan assets at fair value	$ 1,232,626

The following is a description of the valuation methodologies used for instruments measured at fair value, including the general classification of such instruments:

(1)	Cash Equivalents: These Level 1 investments consist primarily of highly liquid money market mutual funds traded in active markets.

(2)

Large Capitalization Equity: The Level 1 investments include a mix of predominately U.S. common stocks and foreign common stocks, which are valued at the closing price reported on the active market in which the individual securities are traded.

(3)

Small Capitalization Equity: The Level 1 investments include a mix of predominately U.S. common stocks and foreign common stocks, which are valued at the closing price reported on the active market in which the individual securities are traded.

(4)

Private Equity: These Level 3 investments consist of various collective investment funds, which are managed by a third party, invested in a well-diversified portfolio of equity investments from top performing, high quality firms focused on U.S. and foreign small to mid-markets, venture capitalists, and entrepreneurs with a concentration in areas of innovation. Investment strategies include buyouts, growth capital, buildups, and distressed, as well as early stages of company development mainly in the U.S. The fair value of the units for these investments is based on the fair value of the underlying investments and the NAV can be calculated for these funds.

(5)

Fixed Income: The Level 1 investments include U.S. Treasury bonds and notes, which are valued at the closing price reported on the active market in which the individual securities are traded. The Level 2 investments consist principally of U.S. government securities, which are valued daily using institutional bond quote sources and mortgage-backed securities pricing sources and municipal, domestic, and foreign securities, which are valued daily using institutional bond quote sources.

(6)

Large Capitalization Equity – Domestic: The collective investment is valued at the publicly available NAV of shares held by the Master Trust at year end. The investment objective is to maintain a portfolio of equity securities that approximate the weighted total rate of return within the Standard & Poor’s 500 stock index. There are no restrictions on redemptions.

(7)

International Equity – Mutual Funds: The mutual funds are valued at the publicly available NAV of shares held by the Master Trust at year end. The investment seeks long term growth of principal and income by investing in medium to large well established companies. There are no restrictions on redemptions.

(8)

International Equity – Collective Trust: The collective investment funds are valued at the NAV of shares held by the Master Trust at year end. The investment objective of this fund is to generate a long term return through investments in quoted international equities. Redemptions can be made on a monthly basis as of the first business day of each month.

(9)

Global Equity – Mutual Fund: This investment includes an open-ended mutual fund consisting of a mix of U.S. common stocks and foreign common stocks, which is valued at the publicly available NAV of shares held by the Master Trust at year end. The investment strategy is to obtain long term capital appreciation by focusing on companies generating above average earnings growth and are leading growth businesses in the marketplace. There are no restrictions on redemptions.

(10)

Real Estate: These investments include ownership in open-ended real estate funds, which manage diversified portfolios of commercial properties within the office, residential, retail, and industrial property sectors. Investment strategies aim to acquire, own, hold, or dispose of investments with the goal of achieving current income and/or capital appreciation. The real estate investments are valued at the NAV of shares held by the Master Trust. Requests to redeem shares are granted on a quarterly basis with either 45 or 90 days advance notice, subject to availability of cash.

A reconciliation of the beginning and ending balance of the investments measured at fair value using significant unobservable inputs (Level 3) is as follows:

(in thousands)	2017	2016
Beginning balance	$ 68,102	$ 71,775
Purchases, issuances, and settlements (net)	(8,630)	(7,109)
Unrealized (losses) gains	(2,251)	(6,903)
Realized gains	15,560	4,276

Interest and dividend income	1,423	6,063

Ending balance	$ 74,204	$ 68,102

The Company has commitments totaling $125.0 million for the private equity investments within the pension plans. The unfunded private equity commitment balance for each investment category as of October 29, 2017, and October 30, 2016 is as follows:

(in thousands)	2017	2016

Domestic equity	$ 1,585	$ 4,696
International equity	41,076	7,873

Unfunded commitment balance	$ 42,661	$ 12,569

Funding for future private equity capital calls will come from  existing pension plan asset investments and not from additional cash contributions into the Company’s pension plans.